Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Commitments and Contingencies
Underwriting cash discount per unit	$ 0.10	$ 0.10
Underwriting discount paid	$ 2.6	$ 2.6
Underwriting discount	3.50%	3.50%